SHARE-BASED COMPENSATION (Details)	12 Months Ended
Dec. 31, 2020
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	46 years
Risk-free interest rate, minimum	(0.70%)
Risk-free interest rate, maximum	0.20%
Expected volatility	58.00%
Expected dividend yield	0.00%